Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Wowjoint Holdings Ltd
Entity Central Index Key	0001429360
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	bwowu
Entity Common Stock, Shares Outstanding	8,406,968
Document Type	20-F
Amendment Flag	true
Amendment Description
This Amendment No. 1 (the “Form 20-F/A”) to the Annual Report on Form 20-F for year ended December 31, 2012 (the “Form 20-F”) is being filed by Wowjoint Holdings Limited (the “Company”), to amend its Form 20-F, filed with the Securities and Exchange Commission on June 7, 2013, to provide audited financial statements for the years ended December 31, 2012, 2011 and 2010 and audited financials for the years ended December 31, 2010 formatted in XBRL (eXtensible Business Reporting Language).

This Form 20-F/A does not reflect events occurring after the filing of the Form 20-F or modify or update any related disclosures and any information not affected by the amendments contained in this Form 20-F/A is unchanged and reflects the disclosure made at the time of the filing of the Form 20-F with the SEC.

New certifications of our principal executive and financial officer are included as exhibits to this Form 20-F/A.

Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes